Right-Of-Use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 19, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-Of-Use Assets and Lease Liabilities (Details) [Line Items]
Lease payment	$ 18	$ 564	$ 578	$ 68
Sublease agreement		$ 90
Agreement terminates, date	May 31, 2024
Bottom of range [member]
Right-Of-Use Assets and Lease Liabilities (Details) [Line Items]
Lease term		2 years
Top of range [member]
Right-Of-Use Assets and Lease Liabilities (Details) [Line Items]
Lease term		5 years